COMMITMENTS AND CONTINGENCY	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCY
18.	COMMITMENTS AND CONTINGENCY
The Company did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2021.